Credit Facilities, Long-Term Debt and Lease Liabilities - Amounts Outstanding (Details) $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 AUD ($)	Nov. 15, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 06, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 3,653				$ 3,267
Less: current portion of long-term debt	(170)				(837)
Less: current portion of lease liabilities	(8)				(7)
Total current long-term debt and lease liabilities	(178)				(844)
Total non-current credit facilities, long-term debt and lease liabilities	3,475				2,423
All Borrowings Except Finance Lease Obligations
Disclosure of detailed information about borrowings [line items]
Carrying value	3,518				3,167
Notional amount	3,563				3,198
Committed syndicated bank facility
Disclosure of detailed information about borrowings [line items]
Carrying value	32				0
Notional amount	33				0
Term Facility
Disclosure of detailed information about borrowings [line items]
Carrying value	396				0
Notional amount	400				0
7.3% Medium term notes
Disclosure of detailed information about borrowings [line items]
Carrying value	110				110
Notional amount	110				110
6.9% Medium term notes
Disclosure of detailed information about borrowings [line items]
Carrying value	141				141
Notional amount	141				141
Senior notes | USD
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 700				$ 700
7.8% Senior notes | USD
Disclosure of detailed information about borrowings [line items]
Carrying value	533				0
Notional amount	542				0
6.5% Senior notes | USD
Disclosure of detailed information about borrowings [line items]
Carrying value	401				378
Notional amount	$ 407				383
4.5% Senior notes
Disclosure of detailed information about borrowings [line items]
Carrying value				$ 400
Interest	4.50%	4.50%	4.50%
4.5% Senior notes | USD
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 0				510
Notional amount	0				511
Melancthon Wolfe Wind LP bond
Disclosure of detailed information about borrowings [line items]
Carrying value	202				235
Notional amount	203				237
New Richmond Wind LP bond
Disclosure of detailed information about borrowings [line items]
Carrying value	112				120
Notional amount	113				121
Kent Hills Wind LP bond
Disclosure of detailed information about borrowings [line items]
Carrying value	206				221
Notional amount	$ 209				221
Interest	4.50%	4.50%	4.50%
Windrise Wind LP bond
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 170				171
Notional amount	173				173			$ 173
Interest								3.41%
Pingston bond
Disclosure of detailed information about borrowings [line items]
Carrying value	45				45
Notional amount	45				45
TAPC Holdings LP bond (Poplar Creek)
Disclosure of detailed information about borrowings [line items]
Carrying value	94				102
Notional amount					104
TEC Hedland PTY Ltd bond | AUD
Disclosure of detailed information about borrowings [line items]
Carrying value	711				732
Notional amount	720				742
TransAlta OCP LP bond
Disclosure of detailed information about borrowings [line items]
Carrying value	241				263
Notional amount	242				265
Other
Disclosure of detailed information about borrowings [line items]
Carrying value	1				4
Notional amount	1				4
Big Level & Antrim | USD
Disclosure of detailed information about borrowings [line items]
Carrying value	102				106
Notional amount	108	$ 79			112	88
Lakeswind | USD
Disclosure of detailed information about borrowings [line items]
Carrying value	15				18
Notional amount	15	11			18	14
North Carolina Solar | USD
Disclosure of detailed information about borrowings [line items]
Carrying value	6				11
Notional amount	6	$ 5			11	$ 9
South Hedland Bond | AUD
Disclosure of detailed information about borrowings [line items]
Carrying value			$ 786				$ 800
Finance lease obligation
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 135				$ 100
Weighted average | Committed syndicated bank facility
Disclosure of detailed information about borrowings [line items]
Interest	4.70%	4.70%	4.70%		0.00%	0.00%	0.00%
Weighted average | Term Facility
Disclosure of detailed information about borrowings [line items]
Interest	6.50%	6.50%	6.50%		0.00%	0.00%	0.00%
Weighted average | 7.3% Medium term notes
Disclosure of detailed information about borrowings [line items]
Interest	7.30%	7.30%	7.30%		7.30%	7.30%	7.30%
Weighted average | 6.9% Medium term notes
Disclosure of detailed information about borrowings [line items]
Interest	6.90%	6.90%	6.90%		6.90%	6.90%	6.90%
Weighted average | 7.8% Senior notes | USD
Disclosure of detailed information about borrowings [line items]
Interest	7.80%	7.80%	7.80%		0.00%	0.00%	0.00%
Weighted average | 6.5% Senior notes | USD
Disclosure of detailed information about borrowings [line items]
Interest	6.50%	6.50%	6.50%		6.50%	6.50%	6.50%
Weighted average | 4.5% Senior notes | USD
Disclosure of detailed information about borrowings [line items]
Interest	4.50%	4.50%	4.50%		4.50%	4.50%	4.50%
Weighted average | Melancthon Wolfe Wind LP bond
Disclosure of detailed information about borrowings [line items]
Interest	3.80%	3.80%	3.80%		3.80%	3.80%	3.80%
Weighted average | New Richmond Wind LP bond
Disclosure of detailed information about borrowings [line items]
Interest	4.00%	4.00%	4.00%		4.00%	4.00%	4.00%
Weighted average | Kent Hills Wind LP bond
Disclosure of detailed information about borrowings [line items]
Interest					4.50%	4.50%	4.50%
Weighted average | Windrise Wind LP bond
Disclosure of detailed information about borrowings [line items]
Interest	3.40%	3.40%	3.40%		3.40%	3.40%	3.40%
Weighted average | Pingston bond
Disclosure of detailed information about borrowings [line items]
Interest	3.00%	3.00%	3.00%		3.00%	3.00%	3.00%
Weighted average | TAPC Holdings LP bond (Poplar Creek)
Disclosure of detailed information about borrowings [line items]
Interest	8.90%	8.90%	8.90%		4.40%	4.40%	4.40%
Weighted average | TEC Hedland PTY Ltd bond | AUD
Disclosure of detailed information about borrowings [line items]
Interest	4.10%	4.10%	4.10%		4.10%	4.10%	4.10%
Weighted average | TransAlta OCP LP bond
Disclosure of detailed information about borrowings [line items]
Interest	4.50%	4.50%	4.50%		4.50%	4.50%	4.50%
Weighted average | Other
Disclosure of detailed information about borrowings [line items]
Interest	5.90%	5.90%	5.90%		5.90%	5.90%	5.90%
Borrowings effective interest rate	5.98%	5.98%	5.98%
Weighted average | Big Level & Antrim | USD
Disclosure of detailed information about borrowings [line items]
Interest	6.60%	6.60%	6.60%		6.60%	6.60%	6.60%
Weighted average | Lakeswind | USD
Disclosure of detailed information about borrowings [line items]
Interest	10.50%	10.50%	10.50%		10.50%	10.50%	10.50%
Weighted average | North Carolina Solar | USD
Disclosure of detailed information about borrowings [line items]
Interest	7.30%	7.30%	7.30%		7.30%	7.30%	7.30%